Share-based payment plans	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment arrangements [text block]
14 Share-based payment plans
Share-based payment plans of the parent
The changes of the year for the warrant plans are as follows:

	2021	2020	2019
Outstanding at January 1	407,722	965,052	1,318,049
Granted	—	—	—
Forfeited / Cancelled	(7,193)	(41,443)	(42,952)
Exercised	(317,579)	(515,887)	(310,045)
Outstanding at December 31	82,950	407,722	965,052
Exercisable at December 31	78,405	123,305	296,859
The Group’s share-based payment plans are all equity-settled exc
e
pt for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled. The outstanding amount includes stock appreciation rights (“SARs”) issued under cash-settled share-based payment plans.
The number of outstanding warrants has been adjusted to reflect the
1-to-4
stock split decided in June 2014. The 2013 warrant plan gives a right to four shares for each warrant, whereas under all other warrant plans one warrant gives a right to one share. For presentation purposes the tables reflect the number of shares the warrants give right to across all plans.
Equity-settled share-based payment plans
The Group has several plans in place (2013 warrant plan, IPO warrant plan and 2015 warrant plan) which have similar terms except for the exercise price, except for the 2015 warrant plan.
2013 warrant plan
Each warrant gives the right to the holder to four ordinary shares of the parent Company. The warrants have a contractual term of ten years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year; and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of ten years.
Under the 2013 warrant plan 301,096 warrants were eff
e
ctively granted in October 2013 and 166,800 warrants were granted to certain employees and to certain members of our board of directors and senior management on November 28, 2013 with an exercise price ranging from €7.86 to €8.54.
The status of the 2013 warrant plan at December 31 is as follows:

	2021	2020	2019
Outstanding at January 1	—	118,376	300,040
Granted	—	—	—
Forfeited / Cancelled	—	(1,875)	(3,500)
Exercised	—	(116,501)	(178,164)
Outstanding at December 31	—	—	118,376
Exercisable at December 31	—	—	15,300
No warrants remained outstanding under the 2013 warrant plan at December 31, 2021.
IPO warrant plan
Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants have a contractual term of 10 years and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of 10 years.
The Group granted 979,898 warrants in July 2014 and 36,151 warrants in November 2014 in the context of the initial public offering to the employees of the Group with an exercise price of €8.81 (“IPO warrant plan”). The Group granted an additional 18,180 warrants to employees in July 2015 under the IPO warrant plan.
The status of the IPO warrant plan at December 31 is as follows:

	2021	2020	2019
Outstanding at January 1	236,726	465,212	589,052
Granted	—	—	—
Forfeited / Cancelled	(3,372)	(27,247)	(20,252)
Exercised	(179,764)	(201,239)	(103,588)
Outstanding at December 31	53,590	236,726	465,212
Exercisable at December 31	49,045	95,575	169,071
With respect to the warrants exercised in 2021, a total of 179,764 warr
a
nts representing 179,764
shares were exercised in the last quarter. The share price at exercise date was $23.31.
Warrant plan 2015
The board of directors decided on December 18, 2015 on a new plan (“2015 warrant plan”) by which it can grant up to 1,400,000 warrants to employees. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vest for 10% on the second anniversary of the granting; 20% on the third anniversary of the granting; 30% on the fourth anniversary of the granting; and 40% on the fifth anniversary of the granting, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second and fourth quarter, or (ii) if no quarterly results are published, during the month March and the month September of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of ten years.
The Group granted 350,000 warrants in July 2016 to the employees of the Group with an exercise price of €6.45. The Group granted 2,000 warrants to an employee in May 2018 with an exercise price of €10.08.
The status of the 2015 warrant plan at December 31 is as follows:

	2021	2020	2019
Outstanding at January 1	133,900	310,400	325,200
Granted	—	—	—
Forfeited / Cancelled	(2,000)	(6,400)	(14,800)
Exercised	(114,500)	(170,100)	—
Outstanding at December 31	17,400	133,900	310,400
Exercisable at December 31	17,400	15,100	96,500
With respect to the warrants exercised in 2021, a total of 114,500 warrants representing 114,500 shares were exercised. The weighted average share price at exercise date was $23.35.
Fair value
The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the 2013 warrant plan, IPO warrant plan and 2015 warrant plan:

	2015 (Sept 16)	2015 (Nov)	IPO 2014 (Nov)	IPO 2014 (June)	2013 (Dec) *	2013 (Oct) *
Return dividend	0%	0%	0%	0%	0%	0%
Expected volatility	47%	47%	50%	46%	50%	53%
Risk-free interest rate	0.24%	1.17%	1.12%	1.70%	2.56%	2.43%
Expected life	4.30	5.50	5.50	5.50	5.50	5.50
Exercise price (in €)	6.45	8.81	8.81	8.81	8.54	7.86
Stock price (in €)	6.42	8.08	8.67	8.81	18.09	18.09
Fair value SAR (in €)	2.41	3.30	3.94	3.83	12.23	12.77

(*)	Exercise price, stock price and fair value are not adjusted for the 1 to 4 stock-split completed in June 2014.
The above input for the Black-Scholes model have been determined based on the following:

•	The dividend return is estimated by reference to the historical dividend payments of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception;

•
Expected volatility is estimated based on the average annualized volatility of the volatility of the Group’s stock (until September 2016: of a number of quoted peers in the 3D printing industry and the volatility of the Group’s stock);

•	Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date;

•	Estimated life of the warrant is determined to be until the first exercise period which is typically the month after vesting; and

•
Fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of valuation. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with
3-year
cash flow projections and a multiple of EBITDA determined based on a number of quoted peers in the 3D printing industry.

The expense arising from share-based payment transactions for the warrant plans mentioned above was K€41 (2020: K€102; 2019: K€401)
The weighted average remaining estimated life of the warrants outstanding as of December 31, 2021 is 3.13 years (2020: 4.31 years; 2019: 5.20 years). The weighted average fair value for the warrants outstanding at the end of 2021 was €3.39 (2020: €3.29; 2019: €4.48). The weighted average exercise price for the warrants outstanding at the end of 2021 was €8.07 (2020: €7.92; 2019: €7.88).
Cash-settled share-based payment plans
The Group has issued 215,688 SARs in July 2014 towards certain employees in certain countries due to legal requirements with similar terms and conditions as the IPO warrant plan except that the SAR will be settled in cash. The exercise price of the SAR is €8.81.
The status of this plan is as follows:

	2021	2020	2019
Outstanding at January 1	37,096	71,064	103,757
Granted	—	—	—
Forfeited / Cancelled	(1,821)	(5,921)	(4,400)
Exercised	(23,315)	(28,047)	(28,293)
Outstanding at December 31	11,960	37,096	71,064
Exercisable at December 31	11,960	12,630	15,988
The SAR plan grants the bearer the right to a cash payment equal to the difference between the exercise price and the stock price at the exercise date. This plan is considered a cash settled share based payment and is as such recorded as a liability (see Note 16).
The SARs have a contractual term of ten y
e
ars and vest for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. SARs are exercisable as from the month after they have vested and in the subsequent exercise periods.
The fair value of the SAR is estimated at each reporting date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.
The following table lists the input used for the Black-Scholes model:

	2021	2020	2019
Return dividend	0%	0%	0%
Expected volatility	80%	84%	49%
Risk-free interest rate	0.18%	-0.34%	0.10%
Expected life	0.25	0.25	0.25
Exercise price (in €)	8.81	8.81	8.81
Stock price (in €)	21.05	44.20	16.32
Fair value SAR (in €)	12.26	35.38	7.52
The expense arising from share-based payment transactions for the SARs plan was K€(874) in 2021 (2020: K€1,242; 2019:
K€ -11).
The carrying value of the liability at December 31, 2021 amounts to K€147 (2020: K€1,223; 2019: K€574). The total intrinsic value of the liability for warrants currently exercisable at December 31, 2021 amounts K€147 (2020: K€447; 2019: K€120).
Share-based payment plans of RapidFit+
The subsidiary RapidFit+ has issued a warrant plan on August 23, 2013 where a maximum of 300 warrants can be offered to management with an exercise price of €553.90. In January 2014, a total of 199 warrants were granted and accepted.
The changes for the year for the RapidFit+ warrant plan are as follows:

	2021	2020	2019
Outstanding at January 1	186	186	199
Granted	—	—	—
Forfeited / Cancelled	—	—	(13)
Exercised	—	—	—
Outstanding at December 31	186	186	186
Exercisable at December 31	186	186	184
The following table lists the input to the Black-Scholes model for the RapidFit+ warrant plan:

2014
Return dividend	0%
Expected volatility	50%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	553.9
Fair value option	262.7
The expense arising from share-based payment transactions for RapidFit+ warrant plan was K€2 in 2021 (2020: K€2; 2019: K€2
)